Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Trading Symbol	BRSS
Entity Registrant Name	Global Brass & Copper, Inc.
Entity Central Index Key	0001575096
Entity Filer Category	Non-accelerated Filer